NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Notes Payable [Abstract]
Schedule of notes payable

Notes payable as of May 31, 2021 are as follows:

May 31, 2021
Notes payable- PPP loan	$13,356
Ally Financial Inc.- vehicle	36,723
Shopify Capital Loan Agreement- sales financing	(46,309)
Secured convertible note payable	515,781
Unsecrured conterible notes payable	162,842
E-Waste Corp Note Payable	2,003,371
6% Prommisory Note payable	251,083
Total	2,936,847
Less long term notes payable	(30,574)
Long term debt- current portion	$2,906,273

Notes payable as of December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
Notes payable-	2020	2019
Private investor	$238,900	$—
PPP loan	13,300	—
Ally Financial. Inc.- vehicle	39,356	—
Shopify Capital Loan Agreement- sales financing	13,213	—
Total	304,769	—
Less long term notes payable	(30,574)	—
Long term debt- current portion	$274,195	$—